                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2003.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital Management, L.P.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker                    Contact Person: Joseph I. Worsham, II
Title:   Member of WS Capital, L.L.C.,
         general partner of filer
Phone:   214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker         Dallas, Texas                  August 13, 2003
  ------------------         ------------------------       -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           79

Form 13F Information Table Value Total:           $181,996

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE

                             TITLE                                                                            VOTING AUTHORITY
                              OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    -------------------------
NAME OF ISSUER               CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED  NONE
--------------              -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------  -------- -----
ACRES GAMING INC            COM       004936100     5,324     472,800   SH                     SHARED(2)             472,800
ADVANCED MICRO DEVICES      COM       007903107       641     100,000   SH                     SOLE(1)     100,000
ACTIVISION INC NEW          COM NEW   004930202     1,975     153,478   SH                     SHARED(2)             153,478
AMERICAN HEALTHWAYS         COM       02649V104       493      13,700   SH                     SOLE(1)      13,700
APRIA HEALTHCARE GROUP      COM       037933108     1,717      69,000   SH                     SOLE(1)      69,000
AMERICAN CAPITAL            COM       024937104     1,126      45,000   SH                     SHARED(2)              45,000
ASPECT COMMUNICATION        COM       04523Q102       317      90,000   SH                     SHARED(2)              90,000
AVIALL INC. NEW             COM       05366B102     1,302     114,500   SH                     SHARED(3)             114,500
BENCHMARK ELECTRONICS       COM       08160H101       308      10,000   SH                     SHARED(2)              10,000
BEVERLY ENTERPRISES         COM NEW   087851309       875     250,000   SH                     SOLE(1)     250,000
BIO IMAGING TECH            COM       09056N103       108      17,900   SH                     SHARED(3)              17,900
BIO REFERENCE LABS          COM       09057G602       166      24,500   SH                     SHARED(3)              24,500
BRIO SOFTWARE INC           COM       109704106     2,924   1,259,740   SH                     SHARED(2)           1,259,740
BRINKS COMPANY              COM       109696104     2,404     165,000   SH                     SHARED(3)             165,000
COPART INC                  COM       217204106       753      79,700   SH                     SOLE(1)      79,700
EARTHLINK NETWORK           COM       270321102       674      84,400   SH                     SOLE(1)      84,400
ECLIPSYS CORP               COM       278856109     1,273     121,000   SH                     SHARED(2)             121,000
EFUNDS CORP                 COM       28224R101       497      43,000   SH                     SOLE(1)      43,000
EXXON MOBIL CORP                      30231G102     5,027     140,000   SH                     SOLE(1)     140,000
F5 NETWORKS                 COM       315616102       831      50,000   SH                     SOLE(1)      50,000
FIDELITY NATL FINL INC.     COM       316326107     1,538      50,000   SH                     SOLE(1)      50,000
FIRST NIAGARA FINL GP INC   COM       33582V108     1,601     115,000   SH                     SHARED(2)             115,000
FIRSTWAVE TECHNOLOGIES      COM NEW   33762N207       473      60,700   SH                     SHARED(3)              60,700
FRONTIER OIL CORP           COM       359140105     4,958     326,200   SH                     SHARED(2)             326,200
GEMSTAR-TV GUIDE INTL INC   COM       36866W106     2,778     554,400   SH                     SHARED(2)             554,400
GENESIS HEALTH VENTURE IN   COM       37183F107     2,895     164,400   SH                     SHARED(2)             164,400
GNI GROUP                   COM       362022AC9         3     250,000   SH                     SOLE(1)
HEWLETT PACKARD CO          COM       428236103     1,065      50,000   SH                     SOLE(1)     250,000    50,000
HI/FN INC                   COM       428358105     6,303     707,400   SH                     SHARED(2)             707,400
IDEC PHARMACEUTICALS        COM       449370105     3,056      90,000   SH                     SHARED(2)              90,000
INFOUSA INC NEW             COM       456818301       273      33,678   SH                     SOLE(1)      33,678
INNOVO GROUP INC            COM PAR   457954600        90      20,000   SH                     SHARED(3)              20,000
IOMEGA CORP                           462030305     1,833     172,900   SH                     SHARED(2)             172,900
KANSAS CITY SOUTHERN INDS   COM NEW   485170302     1,217     101,200   SH                     SHARED(2)             101,200
KINDER MORGAN INC KANS      COM       49455P101     7,334     134,200   SH                     SHARED(2)             134,200
KOPIN CORP                  COM       500600101       614     100,000   SH                     SOLE(1)     100,000
LA QUINTA CORP PAIRED       CFT       50419U202       718     166,700   SH                     SHARED(2)             166,700
LIBERTE INVS INC DEL        COM       530154103     2,129     392,100   SH                     SHARED(2)             392,100
MARISA CHRISTINA INC        COM       570268102       623     432,800   SH                     SHARED(2)             432,800
MARTEK BIOSCIENCES CORP     COM       572901106       429      10,000   SH                     SOLE(1)      10,000
MCMORAN EXPLORATION CO      COM       582411104     1,246     111,866   SH                     SHARED(2)             111,866
METHANEX CORP               COM       59151K108       534      50,000   SH                     SOLE(1)      50,000
MODEM MEDIA                 CLA       607533106     6,216   1,561,809   SH                     SHARED(2)           1,561,809
MORGAN STANLEY DEAN         COM NEW   617446448     1,283      30,000   SH                     SOLE(1)      30,000
NBTY INC.                   COM       628782104       631      30,000   SH                     SHARED(2)              30,000
NDC HEALTH CORP       TR UT NEW 2001  639480102     6,358     346,500   SH                     SHARED(2)             346,500
NOBLE INTL LTD              COM       655053106       265      30,955   SH                     SHARED(3)              30,955
OPEN TEXT CORP              COM       683715106     1,116      39,500   SH                     SHARED(2)              39,500
OPSWARE INC.                COM       68383A101       288      71,850   SH                     SHARED(3)              71,850
PARTY CITY CORP             COM       702145103    16,002   1,549,100   SH                     SHARED(2)           1,549,100
PATTERSON UTI ENERGY INC    COM       703481101     3,489     107,800   SH                     SHARED(2)             107,800
PEAK INTL LTD               ORD       G69586108     5,823   1,294,000   SH                     SHARED(2)           1,294,000
PEABODY ENERGY CORP         COM       704549104     1,847      55,000   SH                     SOLE(1)      55,000
PENN NAT GAMING INC         COM       707569109       218      10,600   SH                     SHARED(3)              10,600
PERVASIVE SOFTWARE INC      COM       715710109       621     116,100   SH                     SHARED(3)             116,100
PHOTOMEDEX INC              COM       719358103        66      30,000   SH                     SHARED(3)              30,000
PIONEER NAT RES CO          COM       723787107     1,827      70,000   SH                     SHARED(2)              70,000
PRG-SCHULTZ INTERNL IN      COM       69357C107     5,910   1,000,000   SH                     SHARED(2)           1,000,000
QUICKSILVER RESOURCES INC   COM       74837R104     7,532     314,500   SH                     SHARED(2)             314,500
ROCKFORD CORP               COM       77316P101     5,314     933,884   SH                     SHARED(2)             933,884
ROWAN COS INC               COM       779382100     1,680      75,000   SH                     SOLE(1)      75,000
SELECT COMFORT CORP         COM       81616X103       329      20,000   SH                     SHARED(2)              20,000
SENSIENT TECHNOLOGIES COR   COM       81725T100       690      30,000   SH                     SOLE(1)      30,000
SIEBEL SYS INC              COM       826170102       390      41,100   SH                     SOLE(1)      41,100
SONY CORP                   ADR NEW   835699307     3,920     140,000   SH                     SOLE(1)     140,000
SOUNDVIEW TECHNOLOGY        COM       83611Q109       405      40,000   SH                     SHARED(2)              40,000
  GROUP N
SUMMIT AMER TELEVISION      COM       86600T109     5,816   2,012,540   SH                     SHARED(2)           2,012,540
  INC
SVI SOLUTIONS INC           COM NEW   784872301       574     240,000   SH                     SHARED(3)             240,000
SYNAGRO TECHNOLOGIES INC    COM NEW   871562203     1,627     643,000   SH                     SHARED(2)             643,000
TELULAR CORP                COM NEW   87970T208       289      59,820   SH                     SHARED(2)              59,820
TRIAD HOSPITALS INC         COM       89579K109    19,360     780,000   SH                     SHARED(2)             780,000
TURNSTONE SYSTEMS INC       COM       900423104     1,044     412,700   SH                     SHARED(2)             412,700
URBAN OUTFITTERS INC        COM       917047102       288       8,000   SH                     SHARED(3)               8,000
VYYO INC                    COM NEW   918458209       435     144,633   SH                     SOLE(1)     144,633
W R GRACE & CO.- DEL NEW    COM       38388F108       265      60,000   SH                     SHARED(2)              60,000
WASHINGTON GROUP INTL INC   COM NEW   938862208     7,588     346,500   SH                     SHARED(2)             346,500
WEBEX INC                   COM       94767L109       471      33,950   SH                     SHARED(2)              33,950
WESTERN DIGITAL CORP        COM       958102105       515      50,000   SH                     SHARED(2)              50,000
XEROX CORP                  COM       984121103     1,059     100,000   SH                     SHARED(2)             100,000


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.